SCHEDULE OF REVENUE FROM CUSTOMERS BY GEOGRAPHICAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from customers	$ 6,443,357	$ 12,158,102	$ 12,543,556
UNITED STATES
Revenue from customers	6,364,773	11,717,347	12,233,382
CANADA
Revenue from customers	$ 78,584	$ 440,755	$ 310,174